Fair value of financial instruments - Disclosure of sensitivity analysis of valuations using unobservable inputs (Details) - Level 3 - Recurring fair value measurement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Favourable changes | Derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	£ 1,201	£ 1,465
Favourable changes, Equity	340	47
Unfavourable changes | Derivatives
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	(1,272)	(1,735)
Unfavourable changes, Equity	(133)	(47)
Loans
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	245	653
Favourable changes, Equity	21	43
Unfavourable changes, Income Statement	(324)	(766)
Unfavourable changes, Equity	(37)	(43)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	88	87
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(68)	(56)
Unfavourable changes, Equity	0	0
Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	51	57
Favourable changes, Equity	6	4
Unfavourable changes, Income Statement	(43)	(40)
Unfavourable changes, Equity	(6)	(4)
Government and Government sponsored debt
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	45	47
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(41)	(56)
Unfavourable changes, Equity	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	218	232
Favourable changes, Equity	1	0
Unfavourable changes, Income Statement	(218)	(232)
Unfavourable changes, Equity	(1)	0
Other products
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	109	92
Favourable changes, Equity	312	0
Unfavourable changes, Income Statement	(108)	(104)
Unfavourable changes, Equity	(89)	0
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	109	98
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(134)	(212)
Unfavourable changes, Equity	0	0
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	336	199
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(336)	(269)
Unfavourable changes, Equity	£ 0	£ 0